NUVEEN INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED NOVEMBER 19, 2025

TO THE PROSPECTUS DATED NOVEMBER 29, 2024

The liquidation of Nuveen International Dividend Growth Fund is complete. All references to Nuveen International Dividend Growth Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-IDGPRO-1125P

NUVEEN INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED NOVEMBER 19, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 2024

The liquidation of Nuveen International Dividend Growth Fund is complete. All references to Nuveen International Dividend Growth Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-IDGSAI-1125P